UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Energy NextShares (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 4.3%
Chevron Corp.	1	$129
Royal Dutch Petroleum Co., New York Shares	2	99
Suncor Energy, Inc.	3	89

		317

Oil & Gas Drilling – 4.3%
Nabors Industries Ltd.	16	128
Patterson-UTI Energy, Inc.	9	190

		318

Oil & Gas Equipment & Services – 31.8%
Baker Hughes, Inc.	4	141
C&J Energy Services, Inc. (A)	3	102
Core Laboratories N.V.	2	160
Forum Energy Technologies, Inc. (A)	13	206
Halliburton Co.	8	356
Hi-Crush Partners L.P. (A)	6	54
Keane Group, Inc. (A)	7	114
RPC, Inc.	14	344
Schlumberger Ltd.	5	332
Superior Energy Services, Inc. (A)	18	190
U.S. Silica Holdings, Inc.	7	209
Weatherford International Ltd. (A)	32	146

		2,354

Oil & Gas Exploration & Production – 45.8%
Anadarko Petroleum Corp.	3	148
Cimarex Energy Co.	2	254
Concho Resources, Inc. (A)	2	243
Continental Resources, Inc. (A)	8	315
Devon Energy Corp.	5	197
Diamondback Energy, Inc. (A)	2	225
EOG Resources, Inc.	3	327
Laredo Petroleum Holdings, Inc. (A)	9	121
Marathon Oil Corp.	10	141
Newfield Exploration Co. (A)	6	174
Oasis Petroleum LLC (A)	18	165
Parsley Energy, Inc., Class A (A)	10	268
Pioneer Natural Resources Co.	2	276
RSP Permian, Inc. (A)	6	220
Whiting Petroleum Corp. (A)	23	125
WPX Energy, Inc. (A)	16	188

		3,387

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	1	59
Phillips 66	1	92

		151

Oil & Gas Storage & Transportation – 7.1%
Enbridge, Inc.	2	72
Energy Transfer Partners L.P.	2	42
Enterprise Products Partners L.P.	5	138
MPLX L.P.	1	40
Phillips 66 Partners L.P.	1	41
Plains GP Holdings L.P., Class A	3	70
Tallgrass Energy GP L.P., Class A	4	122

		525

Total Energy – 95.3%		7,052

Information Technology
Data Processing & Outsourced Services – 1.9%
Wright Express Corp. (A)	1	138

Total Information Technology – 1.9%		138

TOTAL COMMON STOCKS – 97.2%		$7,190
(Cost: $8,586)

SHORT-TERM SECURITIES
Short Term Investment Funds – 2.5%
State Street Institutional U.S. Government Money Market Fund	188	188

TOTAL SHORT-TERM SECURITIES – 2.5%		$188
(Cost: $188)

TOTAL INVESTMENT SECURITIES – 99.7%		$7,378
(Cost: $8,774)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		21

NET ASSETS – 100.0%		$7,399

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$7,190	$—	$—
Short-Term Securities	—	188	—
Total	$7,190	$188	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,774

Gross unrealized appreciation	133
Gross unrealized depreciation	(1,529)

Net unrealized depreciation	$(1,396)

SCHEDULE OF INVESTMENTS Ivy Focused Growth NextShares (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Automobile Manufacturers – 2.4%
Ferrari N.V.	2		$249

Cable & Satellite – 3.9%
Comcast Corp., Class A	11		408

Home Improvement Retail – 5.1%
Home Depot, Inc. (The)	3		536

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (A)	—	*	428

Total Consumer Discretionary – 15.4%			1,621

Consumer Staples
Tobacco – 4.3%
Philip Morris International, Inc.	4		453

Total Consumer Staples – 4.3%			453

Financials
Financial Exchanges & Data – 3.9%
CME Group, Inc.	3		418

Investment Banking & Brokerage – 3.8%
Charles Schwab Corp. (The)	9		398

Total Financials – 7.7%			816

Health Care
Biotechnology – 7.0%
Celgene Corp. (A)	3		453
Vertex Pharmaceuticals, Inc. (A)	2		285

			738

Health Care Equipment – 2.2%
Edwards Lifesciences Corp. (A)	2		233

Total Health Care – 9.2%			971

Industrials
Aerospace & Defense – 4.2%
Lockheed Martin Corp.	1		437

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	2		223

Railroads – 2.9%
Union Pacific Corp.	3		310

Total Industrials – 9.2%			970

Information Technology
Application Software – 10.1%
Adobe Systems, Inc. (A)	4		598
salesforce.com, Inc. (A)	5		469

			1,067

Data Processing & Outsourced Services – 10.8%
MasterCard, Inc., Class A	5		667
Visa, Inc., Class A	5		480

			1,147

Home Entertainment Software – 3.0%
Electronic Arts, Inc. (A)	3		313

Internet Software & Services – 11.0%
Alphabet, Inc., Class C (A)	1		644
Facebook, Inc., Class A (A)	3		516

			1,160

Semiconductor Equipment – 4.2%
Lam Research Corp.	2	440

Systems Software – 5.0%
Microsoft Corp.	7	529

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	3	511

Total Information Technology – 48.9%		5,167

TOTAL COMMON STOCKS – 94.7%		$9,998
(Cost: $8,235)

SHORT-TERM SECURITIES

Short Term Investment Funds – 4.8%
State Street Institutional U.S. Government Money Market Fund	510	510

TOTAL SHORT-TERM SECURITIES – 4.8%		$510
(Cost: $510)

TOTAL INVESTMENT SECURITIES – 99.5%		$10,508
(Cost: $8,745)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		58

NET ASSETS – 100.0%		$10,566

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,998	$—	$—
Short-Term Securities	—	510	—
Total	$9,998	$510	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,745

Gross unrealized appreciation	1,787
Gross unrealized depreciation	(24)

Net unrealized appreciation	$1,763

SCHEDULE OF INVESTMENTS Ivy Focused Value NextShares (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 3.9%
Interpublic Group of Cos., Inc. (The)	17	$356

Apparel Retail – 3.1%
Gap, Inc. (The)	10	283

Apparel, Accessories & Luxury Goods – 2.9%
Hanesbrands, Inc.	11	271

Total Consumer Discretionary – 9.9%		910

Consumer Staples
Packaged Foods & Meats – 4.0%
Flowers Foods, Inc.	20	369

Personal Products – 3.7%
Kimberly-Clark Corp.	3	338

Total Consumer Staples – 7.7%		707

Energy
Oil & Gas Refining & Marketing – 5.3%
Marathon Petroleum Corp.	9	488

Oil & Gas Storage & Transportation – 4.7%
Energy Transfer Partners L.P.	24	432

Total Energy – 10.0%		920

Financials
Asset Management & Custody Banks – 4.3%
Blackstone Group L.P. (The)	12	397

Diversified Banks – 8.5%
BB&T Corp.	8	354
Wells Fargo & Co.	8	424

		778

Life & Health Insurance – 5.3%
MetLife, Inc.	9	483

Mortgage REITs – 5.7%
American Capital Agency Corp.	24	525

Regional Banks – 7.2%
First Hawaiian, Inc.	9	278
PacWest Bancorp	8	384

		662

Total Financials – 31.0%		2,845

Health Care
Biotechnology – 7.9%
Amgen, Inc.	2	447
Gilead Sciences, Inc.	4	284

		731

Pharmaceuticals – 7.4%
AbbVie, Inc.	3	276
Pfizer, Inc.	11	403

		679

Total Health Care – 15.3%		1,410

Industrials
Electrical Components & Equipment – 5.3%
Eaton Corp.	6	484

Total Industrials – 5.3%		484

Information Technology
Communications Equipment – 4.0%
Cisco Systems, Inc.	11	370

Semiconductors – 8.2%
Intel Corp.	12	468
QUALCOMM, Inc.	5	280

		748

Total Information Technology – 12.2%		1,118

Materials
Commodity Chemicals – 3.2%
LyondellBasell Industries N.V., Class A	3	297

Total Materials – 3.2%		297

Real Estate
Office REITs – 5.0%
Columbia Property Trust, Inc.	21	457

Total Real Estate – 5.0%		457

TOTAL COMMON STOCKS – 99.6%		$9,148
(Cost: $8,598)

SHORT-TERM SECURITIES

Short Term Investment Funds – 0.2%
State Street Institutional U.S. Government Money Market Fund	16	16

TOTAL SHORT-TERM SECURITIES – 0.2%		$16
(Cost: $16)

TOTAL INVESTMENT SECURITIES – 99.8%		$9,164
(Cost: $8,614)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		21

NET ASSETS – 100.0%		$9,185

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,148	$—	$—
Short-Term Securities	—	16	—
Total	$9,148	$16	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,614

Gross unrealized appreciation	728
Gross unrealized depreciation	(178)

Net unrealized appreciation	$550

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy NextShares
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 29, 2017

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2017